Note 18 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of common shares	Impact on share capital
Flow-through shares issued at C$0.77 per share	3,999,701	$3,080
Cash share issue costs	-	(223)
Proceeds net of share issue costs	3,999,701	2,857
Less: flow-through share premium liability (note 13)	-	(400)
Total allocated to share capital	3,999,701	$2,457
	Number of common shares	Impact on share capital
Flow-through shares issued at C$1.21 and C$1.00 per share	15,918,000	$18,000
Cash share issue costs	-	(1,396)
Proceeds net of share issue costs	15,918,000	16,604
Less: fair value of warrants issued	-	(1,296)
Less: flow-through share premium liability (note 13)	-	(846)
Total allocated to share capital	15,918,000	$14,462
	Number of common shares	Impact on share capital
Flow-through shares issued at C$0.94 per share	5,320,000	$5,001
Cash share issue costs	-	(533)
Proceeds net of share issue costs	5,320,000	4,468
Less: flow-through share premium liability (note 13)	-	(2,022)
Total allocated to share capital	5,320,000	$2,446